Credit Facility - Additional Information (Details) - Line of Credit - Revolving Line of Credit - Silicon Valley Bank - CAD	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Mar. 31, 2015
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			CAD 8,000
Effective interest rate (as a percent)		3.50%
Line of credit facility, amount drawn		CAD 0
U.S. Prime Rate
Line of Credit Facility [Line Items]
Interest rate basis spread	0.30%